SonicShares™ Global Shipping ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Industrial Services - 98.9%(a)
2020 Bulkers Ltd.	9,367	$134,559
AP Moller - Maersk A/S	1,040	2,394,113
Ardmore Shipping Corp.	16,281	172,416
CMB.Tech NV	122,236	1,164,275
COSCO SHIPPING Energy Transportation Co. Ltd.	527,758	650,925
COSCO SHIPPING Holdings Co. Ltd.	958,940	1,694,023
Costamare, Inc.	48,428	764,678
d’Amico International Shipping SA	51,595	300,798
Danaos Corp.(b)	7,379	694,954
DHT Holdings, Inc.	64,720	790,231
Dorian LPG Ltd.	17,201	418,672
Euroseas Ltd.	2,762	150,805
Frontline PLC(b)	91,746	2,001,899
Genco Shipping & Trading Ltd.	17,370	320,129
Global Ship Lease, Inc.	14,365	503,350
Hafnia Ltd.	290,216	1,565,181
Hapag-Lloyd AG (b)	5,953	822,203
Heung-A Shipping Co. Ltd.(c)	99,657	109,581
Himalaya Shipping Ltd.	19,348	176,277
HMM Co. Ltd.	155,957	2,219,374
Hoegh Autoliners ASA	78,053	758,720
International Seaways, Inc.(b)	19,951	968,621
Kawasaki Kisen Kaisha Ltd.	158,651	2,207,521
KNOT Offshore Partners LP	13,497	139,694
Matson, Inc.	15,064	1,861,157
Mitsui OSK Lines Ltd.	74,893	2,250,445
MPC Container Ships ASA	184,416	322,509
Navigator Holdings Ltd.	26,334	456,105
Nordic American Tankers Ltd.	84,993	292,376
NS United Kaiun Kaisha Ltd.	9,968	387,922
Okeanis Eco Tankers Corp.(d)	14,718	493,915
Orient Overseas International Ltd.	125,067	2,014,955
Pacific Basin Shipping Ltd.	2,113,663	632,728
Pan Ocean Co. Ltd.(b)	212,106	566,872
Pangaea Logistics Solutions Ltd.	26,100	179,568
Safe Bulkers, Inc.	41,123	198,213
Scorpio Tankers, Inc.	30,457	1,548,129
SFL Corp. Ltd.	58,073	453,550
SITC International Holdings Co. Ltd.	596,529	2,135,196
Star Bulk Carriers Corp.	46,216	888,272
Stolt-Nielsen Ltd.	23,514	759,956

T.S. Lines Ltd.	678,035	$721,286
Teekay Corp. Ltd.	34,283	309,575
Teekay Tankers Ltd. - Class A	12,027	642,482
TORM PLC	41,262	823,345
Tsakos Energy Navigation Ltd.	12,386	277,694
Wallenius Wilhelmsen ASA - Class B	166,571	1,667,882
ZIM Integrated Shipping Services Ltd.(b)	48,656	1,032,967
		42,040,098

TOTAL COMMON STOCKS (Cost $37,023,961)		42,040,098

SHORT-TERM INVESTMENTS - 12.0%
Investments Purchased with Proceeds from Securities Lending - 12.0%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	5,093,584	5,093,584

TOTAL SHORT-TERM INVESTMENTS (Cost $5,093,584)		5,093,584

TOTAL INVESTMENTS - 110.9% (Cost $42,117,545)		$47,133,682
Liabilities in Excess of Other Assets - (10.9)%		(4,648,496)
TOTAL NET ASSETS - 100.0%		$42,485,186

Percentages are stated as a percent of net assets.

ASA	Advanced Subscription Agreement
PLC	Public Limited Company

(a)	The Fund tracks the Solactive Global Shipping Index (the “Index”). To the extent the Index concentrates in securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. Please reference the prospectus for additional information.
(b)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $4,981,910 which represented 11.7% of net assets.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $493,915 or 1.2% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.